Stockholders' Equity and Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Stock Option Activity

A summary of the Company’s stock option activity in 2012 is as follows:

	Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Total Intrinsic Value (in millions)
Options outstanding, beginning of year	2,239.2	$15.73
Granted	—	—
Exercised	(1,643.4)	16.10
Cancelled	(10.5)	18.65

Options outstanding, end of year(a)	585.3	$14.62	2.7	$11.6

Options exercisable, end of year		$14.35	2.7	$11.4

(a) - Approximates the options vested and expected to vest

Weighted Average Per Share Grant Date Fair Value of Options Granted and Total Intrinsic Value of Options Exercised

The weighted average per share grant date fair value of options granted and the total intrinsic value of options exercised for 2012, 2011 and 2010 are as follows:

	Weighted Average Per Share Grant Date Fair Value	Total Intrinsic Value of Options Exercised (in millions)
2012	$—	$16.5
2011	—	18.4
2010	11.26	9.4

Summary of Restricted Share Activity

A summary of the Company’s restricted share activity for 2012 is as follows:

Shares (in thousands)
Outstanding as of December 31, 2011	5,959.1
Granted	1,642.5
Released/Vested	(2,556.0)
Cancelled	(60.5)

Outstanding as of December 31, 2012	4,985.1

Total Fair Value of Restricted Shares Granted and Vested

The total fair value of restricted shares granted and total fair value of restricted shares vested for 2012, 2011 and 2010 is as follows:

(in millions)	2012	2011	2010
Total fair value of restricted shares granted	$43.2	$36.0	$73.9
Total fair value of restricted shares vested	49.6	14.5	19.5

Stock Option
Assumptions Used to Determine Weighted Average Grant Date Fair Value

The weighted average assumptions used to determine the fair value of options granted in 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Expected volatility	—	—	60.7%
Risk-free interest rates	—	—	2.3%
Expected life (in years)	—	—	4.5

Restricted Shares With Common Stock Price Thresholds
Assumptions Used to Determine Weighted Average Grant Date Fair Value

For those restricted awards with common stock price thresholds, the weighted average grant date fair values of these awards were $18.98, $19.67 and $20.48 for 2012, 2011 and 2010, respectively, based on the following assumptions:

	2012	2011	2010
Expected volatility	45.8%	44.0%	49.4%
Risk-free interest rates	0.9%	2.2%	2.6%
Derived service periods (in years)	0.2	0.2	0.1